Financial Instruments (Details) - Black - Scholes [Member]	6 Months Ended
Jun. 30, 2018
Warrants issued June 5, 2018 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Expected term	5 years 6 months
Expected volatility	115.67%
Annual risk free interest	2.84%
Dividend yield	0.00%
Warrants issued July 14, 2017 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Expected term	4 years 6 months
Expected volatility	109.05%
Annual risk free interest	2.75%
Dividend yield	0.00%